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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3563
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                          MONEY MARKET VARIABLE ACOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o March 31, 2005

Money Market Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE
VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Account seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Account.

The portfolio is actively managed, and current holdings may be different.
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
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PORTFOLIO OF INVESTMENTS    March 31, 2005 (Unaudited)
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Money Market Variable Account

ISSUER                                                                       PAR AMOUNT                 VALUE
COMMERCIAL PAPER - 83.9%<
Abbey National North America LLC, 3%, due 7/08/05 $                               1,550,000        $  1,537,342
Alpine Securitization Corp., 2.81%, due 5/23/05                                   1,545,000           1,538,729
American General Finance Corp., 2.93%, due 5/31/05                                1,545,000           1,537,455
Bank of America Corp., 2.62%, due 4/11/05                                         1,400,000           1,398,981
Barclays U.S. Funding Corp., 2.72%, due 5/02/05                                   1,297,000           1,293,962
Barton Capital LLC, 2.66%, due 4/06/05                                            1,490,000           1,489,449
Ciesco LLC, 2.62%, due 4/14/05                                                    1,550,000           1,548,533
Citibank Credit Card Issuance Trust, 2.8%, due 4/21/05                            1,527,000           1,524,625
Citicorp, 2.77%, due 4/18/05                                                      1,490,000           1,488,051
Delaware Funding Co. LLC, 2.78%, due 4/05/05                                      1,715,000           1,714,470
Dexia Delaware LLC, 2.71%, due 4/18/05                                            1,469,000           1,467,120
Edison Asset Securitization LLC, 2.84%, due 4/01/05                                 401,000             401,000
Edison Asset Securitization LLC, 2.73%, due 5/02/05                                 440,000             438,966
Edison Asset Securitization LLC, 2.8%, due 5/25/05                                  700,000             697,060
FCAR Owner Trust, 2.74%, due 5/05/05                                              1,498,000           1,494,124
General Electric Capital Corp., 2.6%, due 4/11/05                                   770,000             769,444
General Electric Capital Corp., 2.75%, due 5/18/05                                  790,000             787,164
Govco, Inc., 2.63%, due 4/25/05                                                   1,135,000           1,133,010
HBOS Treasury Services PLC, 2.79%, due 5/24/05                                    1,550,000           1,543,633
ING America Insurance Holdings, Inc., 2.57%, due 4/05/05                            605,000             604,827
ING America Insurance Holdings, Inc., 2.47%, due 4/14/05                          1,000,000             999,108
Jupiter Securitization Corp., 2.7%, due 4/13/05                                     478,000             477,570
Kitty Hawk Funding Corp., 2.78%, due 4/18/05                                      1,500,000           1,498,031
MetLife Funding, Inc., 2.64%, due 5/02/05                                           621,000             619,588
MetLife Funding, Inc., 2.75%, due 5/20/05                                           645,000             642,586
Nestle Capital Corp., 2.66%, due 5/03/05                                          1,550,000           1,546,335
New Center Asset Trust, 2.63%, due 4/12/05                                        1,600,000           1,598,714
Old Line Funding LLC, 2.68%, due 4/18/05                                          1,682,000           1,679,871
Preferred Receivables Funding Corp., 2.63%, due 4/01/05                           1,510,000           1,510,000
Ranger Funding Co. LLC, 2.78%, due 4/12/05                                        1,500,000           1,498,726
SBC Communications, Inc., 2.78%, due 4/27/05                                      1,465,000           1,462,059
Svenska Handelsbanken, Inc., 2.6%, due 4/07/05                                      500,000             499,783
Thunder Bay Funding LLC, 2.64%, due 4/15/05                                       1,060,000           1,058,912
Thunder Bay Funding LLC, 3%, due 6/23/05                                            490,000             486,611
UBS Finance Delaware LLC, 2.63%, due 4/18/05                                     $1,555,000        $  1,553,069
Verizon Network Funding Co., 2.74%, due 4/18/05                                   1,500,000           1,498,059
                                                                                                   ------------
Total Commercial Paper, at Amortized Cost and Value                                                $ 43,036,967
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U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8%<
Fannie Mae, 2.465%, due 4/20/05 $                                                 2,000,000        $  1,997,398
Fannie Mae, 2.94%, due 6/22/05                                                    2,610,000           2,592,522
Freddie Mac, 2.96%, due 6/28/05                                                   2,000,000           1,985,529
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Total U.S. Government Agency Obligations, at Amortized Cost and Value                              $  6,575,449
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REPURCHASE AGREEMENT - 3.4%
Morgan Stanley, 2.83%, dated 3/31/05, due 4/01/05, total to be received
$1,739,137 (secured by various U.S. Treasury and Federal Agency obligations in
a jointly traded account), at Cost                                               $1,739,000        $  1,739,000
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Total Investments, at Cost                                                                         $ 51,351,416
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OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                 (34,959)
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NET ASSETS - 100.0%                                                                                $ 51,316,457
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< The rate shown represents an annualized yield at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.



(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT
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By (Signature and Title)* ROBERT J. MANNING
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                          Robert J. Manning, President

Date: May 24, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
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By (Signature and Title)* MARIA F. DWYER
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                          Maria F. Dwyer, Treasurer (Principal Financial Officer
                          and Accounting Officer)

Date: May 24, 2005
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* Print name and title of each signing officer under his or her signature.